Capital Stock - Additional Information (Detail) $ in Millions					12 Months Ended
	Nov. 30, 2022 shares	May 11, 2022 CAD ($) shares	Dec. 01, 2021 CAD ($) shares	Jul. 27, 2021 CAD ($) shares	Jan. 31, 2023 CAD ($) Dividends shares	Jan. 31, 2023 CAD ($) $ / shares	Jan. 31, 2022 CAD ($) Dividends shares	Jan. 31, 2022 CAD ($) $ / shares
Disclosure of classes of share capital [line items]
Financial liability related to NCIB					$ 0.0	$ 0.0	$ 47.2	$ 47.2
Number of dividends | Dividends					4		4
Dividends declared per share | $ / shares						$ 0.16		$ 0.13
Total dividend consideration					$ 50.8		$ 43.1
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Apr. 18, 2022		Apr. 19, 2021
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Jul. 14, 2022		Jul. 16, 2021
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Oct. 14, 2022		Oct. 14, 2021
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date					Jan. 13, 2023		Jan. 14, 2022
Normal course issuer bid, transaction 1 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares					463,950
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)					$ 1.8		$ 21.3
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinated shares repurchase for cancellation | shares	3,519,398						3,787,945
Subordinate voting shares repurchased | shares			525,200
Total consideration			$ 52.8		47.2		$ 331.0
Gain (loss) in financing income (cost)							21.3
Carrying amount of shares repurchased					3.1		17.2
Amount charged to retained losses							292.6
Financial liability related to NCIB							$ 47.2	$ 47.2
Gain recognized on normal course issuer bid program					1.8
Stock repurchased during period shares					0.0	$ 0.0
Substantial issuer bid offer [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares		2,427,184		3,381,641
Total consideration		$ 250.0		$ 350.0
Amount charged to retained losses		233.9		332.1	$ 45.9
Carrying amount of shares repurchased		16.1		17.9
Fees and expenses		$ 1.0		$ 0.8
Substantial issuer bid offer [member] | Beaudier group [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares		570,779		936,692